Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions.
Schedule of provisions

	Current liabilities		Non-current liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Payroll, related charges and other remunerations	1,046	1,101	—	—
Onerous contracts	60	102	642	364
Environmental obligations (i)	100	30	202	79
Asset retirement obligations (note 27)	85	87	3,030	3,081
Provisions for litigation (note 28)	—	—	1,357	1,473
Employee postretirement obligations (note 29)	72	74	1,864	2,030
Provisions	1,363	1,394	7,095	7,027

(i)   In 2018, the Company recognized an obligation in the amount of US$229 related to certain environmental obligation that became effective from the current year due to changes in the regulation in place.